Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Voyage Expenses and Commissions
Brokers' commissions on revenues	$ 4,258	$ 4,680		$ 5,031
Bunkers' consumption and other voyage expenses	3,050	2,826		2
Total	$ 7,308	$ 7,506	[1]	$ 5,033	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).